Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 247,018	£ 268,570
Liabilities, carrying amount	(121,751)	(124,206)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	7,997	6,769
Assets, fair value	8,560	7,315
Liabilities, carrying amount	(1,575)	(2,336)
Liabilities, fair value	(1,579)	(2,303)
Credit cards, unsecured loans and other retail lending | Total loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	6,575	6,317
Assets, fair value	7,158	6,863
Liabilities, carrying amount	(1,575)	(2,336)
Liabilities, fair value	(1,579)	(2,303)
Mortgage Loans | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	576	452
Assets, fair value	576	452
Liabilities, carrying amount	0	0
Liabilities, fair value	0	0
Personal Loans | Securitisation vehicles | Assets and liabilities classified as held for sale
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	846	0
Assets, fair value	826	0
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0